Land, furniture and equipment - Net: (Tables)	12 Months Ended
Dec. 31, 2023
Land, furniture and equipment - Net:
Schedule of land, furniture and equipment, net

			Foreign currency
	1/1/2022		translation		Additions		Disposals transfers		12/31/2022
Land	Ps.	239	Ps.	(46)					Ps.	193
Furniture & equipment		121,365		(1,051)	Ps.	14,578	Ps.	(3,133)		131,759
Machinery & equipment		159,049		(7,345)		9,082				160,786
Computer equipment		86,680		(4,754)		16,845				98,771
Transport equipment		36,068		(1,931)		5,292				39,429
Improvements to leased
premises		83,488		(3,500)		13,012				93,000
Accumulated depreciation		(302,299)		13,703		(64,338)				(352,934)
	Ps.	184,590	Ps.	(4,924)	Ps.	(5,529)	Ps.	(3,133)	Ps.	171,004

			Foreign currency
	1/1/2023		translation		Additions		Disposals transfers		12/31/2023
Land	Ps.	193	Ps.	(16)					Ps.	177
Furniture & equipment		131,759		(1,556)	Ps.	9,584	Ps.	(445)		139,342
Machinery & equipment		160,786		(21,518)		12,600				151,868
Computer equipment		98,771		(14,363)		32,915				117,323
Transport equipment		39,429		(5,473)		12,227				46,183
Improvements to leased
premises		93,000		(17,609)		23,433		—		98,824
Accumulated depreciation		(352,934)		43,920		(60,687)		—		(369,701)
	Ps.	171,004	Ps.	(16,615)	Ps.	30,072	Ps.	(445)	Ps.	184,016